FINANCIAL RISK MANAGEMENT (Narrative) (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Proportion of advance payments of receivables	95.00%
Interest rate risk [member]
Confidence interval	1.00%
Value at risk	$ 89
Canadian dollars per US dollar [Member]
Closing foreign exchange rate	1.365	1.259
Mexican pesos per US dollar [Member]
Closing foreign exchange rate	19.657	19.735
Peruvian soles per US dollar [Member]
Closing foreign exchange rate	3.370	3.244